FAIR VALUE MEASUREMENTS - Investments Measured at NAV (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 5,113,927	$ 4,862,002